EMPLOYEE BENEFIT PLANS (Details Textual)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 PKR	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 PKR	Dec. 31, 2013 USD ($)
United States Postretirement Benefit Plan of US Entity [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 24,798	$ 11,969	$ 48,360		$ 27,049	$ 131,168		$ 18,673
PK [Member] | Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 29,214	$ 22,788	$ 56,919		$ 43,061	$ 92,236		$ 77,702
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent			10.00%	10.00%		10.00%	10.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount | PKR				PKR 750			PKR 750
Qualified Compensation Deferred Plan [Member] | United States Postretirement Benefit Plan of US Entity [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay			100.00%	100.00%		100.00%	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			3.00%	3.00%		3.00%	3.00%
Deferred Plan [Member] | United States Postretirement Benefit Plan of US Entity [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay			50.00%	50.00%		50.00%	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			2.00%	2.00%		2.00%	2.00%